Significant Accounting Policies - Schedule of Future Minimum Lease Payments - ASC 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
2022	¥ 52,093
2023	43,473
2024	42,772
2025 and thereafter	29,326
Total future lease payments	167,664
Impact of discounting remaining lease payments	(13,976)
Total lease liabilities	153,688
- Short-term portion	¥ 50,747	¥ 53,644
Operating Lease, Liability, Current, Statement of Financial Position	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB3,393,092 and RMB2,550,969 as of December 31, 2021 and December 31, 2022, respectively)	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB3,393,092 and RMB2,550,969 as of December 31, 2021 and December 31, 2022, respectively)
- Long-term portion	¥ 102,941
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Other long-term liabilities(including amounts of the consolidated VIEs of RMB92,256 and RMB65,788 as of December 31, 2021 and December 31, 2022, respectively)